Taxation (Tables)	9 Months Ended
Sep. 30, 2022
Taxation
Schedule of composition of income tax benefit

	For the Nine Months Ended September 30,
	2021	2022
Current income tax expense	—	30,885
Deferred income tax expense/(benefit)	181,384	(61,056)
Total	181,384	(30,171)

Schedule of reconciliations of the income tax expenses

	For the Nine Months Ended September 30,
	2021	2022
Loss before income tax expense	(435,582)	(2,327,821)
Income tax credit computed at PRC statutory income tax rate of 25%	(108,896)	(581,955)
Tax effects of tax‑exempt entity and preferential tax rate	(58,380)	(320,294)
Tax effect of R&D deduction and others	(92,702)	(193,946)
Inventory write-downs and losses on inventory purchase commitments	12,814	200,700
Non‑deductible expenses	58,775	397,904
Change in valuation allowance	369,773	467,420
Income tax expense/(benefit)	181,384	(30,171)